Warrants (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	9,040,000	9,040,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.02	$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		107,904,802	9,040,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.04	$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		4 years 3 months	2 years 5 months 26 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm2]		2 years 3 months
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm4]		4 years 5 months 15 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance		116,944,802	9,040,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		$ 0.037	$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		$ 988,694